Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.60%
Advertising–1.21%
Trade Desk, Inc. (The), Class A(b)	111,674	$6,672,521
Aerospace & Defense–2.31%
Airbus SE (France)	30,063	2,597,211
Lockheed Martin Corp.	20,959	8,096,252
Textron, Inc.	34,348	2,001,115
		12,694,578
Agricultural & Farm Machinery–1.04%
Deere & Co.(c)	17,101	5,709,853
Application Software–5.69%
Adobe, Inc.(b)	5,956	1,639,091
Atlassian Corp. PLC, Class A(b)	7,326	1,542,782
Datadog, Inc., Class A(b)	15,271	1,355,759
HubSpot, Inc.(b)	5,064	1,367,888
Intuit, Inc.	14,830	5,743,956
Paycom Software, Inc.(b)	18,354	6,056,637
Roper Technologies, Inc.	7,167	2,577,540
salesforce.com, inc.(b)	38,454	5,531,223
Synopsys, Inc.(b)	17,911	5,471,990
		31,286,866
Asset Management & Custody Banks–0.43%
Blackstone, Inc., Class A	1,286	107,638
KKR & Co., Inc., Class A	52,619	2,262,617
		2,370,255
Automobile Manufacturers–2.05%
General Motors Co.	153,201	4,916,220
Tesla, Inc.(b)	23,881	6,334,435
		11,250,655
Automotive Retail–0.83%
O’Reilly Automotive, Inc.(b)	6,477	4,555,598
Biotechnology–2.41%
AbbVie, Inc.	56,918	7,638,965
Alnylam Pharmaceuticals, Inc.(b)	4,841	968,975
Horizon Therapeutics PLC(b)	46,871	2,900,846
Neurocrine Biosciences, Inc.(b)	11,213	1,190,933
Regeneron Pharmaceuticals, Inc.(b)	805	554,540
		13,254,259
Casinos & Gaming–1.13%
Las Vegas Sands Corp.(b)	58,762	2,204,750
PENN Entertainment, Inc.(b)(c)	145,485	4,002,293
		6,207,043
Construction Machinery & Heavy Trucks–0.33%
Caterpillar, Inc.	11,227	1,842,126
Consumer Electronics–0.57%
Sony Group Corp. (Japan)	48,500	3,121,572
Copper–0.30%
Freeport-McMoRan, Inc.	59,412	1,623,730
Shares		Value
Data Processing & Outsourced Services–3.41%
Visa, Inc., Class A(c)	105,546	$18,750,247
Diversified Metals & Mining–0.42%
Glencore PLC (Australia)	438,783	2,317,010
Diversified Support Services–0.52%
Cintas Corp.	7,398	2,871,830
Electrical Components & Equipment–0.41%
Generac Holdings, Inc.(b)(c)	12,722	2,266,297
Electronic Equipment & Instruments–1.51%
Teledyne Technologies, Inc.(b)	24,597	8,300,750
Environmental & Facilities Services–0.73%
Republic Services, Inc.	29,652	4,033,858
Financial Exchanges & Data–0.54%
S&P Global, Inc.	9,685	2,957,315
Food Distributors–1.30%
Sysco Corp.	43,571	3,080,906
US Foods Holding Corp.(b)	153,403	4,055,975
		7,136,881
Food Retail–0.37%
HelloFresh SE (Germany)(b)	96,578	2,038,690
General Merchandise Stores–0.85%
Target Corp.	31,552	4,682,001
Health Care Distributors–1.53%
AmerisourceBergen Corp.	16,871	2,283,152
McKesson Corp.	17,977	6,109,843
		8,392,995
Health Care Equipment–1.33%
Abbott Laboratories	13,149	1,272,297
DexCom, Inc.(b)	22,382	1,802,647
Edwards Lifesciences Corp.(b)	38,289	3,163,820
Intuitive Surgical, Inc.(b)	5,623	1,053,975
		7,292,739
Home Improvement Retail–1.39%
Lowe’s Cos., Inc.	40,674	7,638,984
Hotels, Resorts & Cruise Lines–0.75%
Booking Holdings, Inc.(b)	2,507	4,119,527
Hypermarkets & Super Centers–0.62%
Walmart, Inc.	26,424	3,427,193
Insurance Brokers–0.69%
Aon PLC, Class A	7,811	2,092,332
Marsh & McLennan Cos., Inc.	11,375	1,698,174
		3,790,506
Integrated Oil & Gas–0.25%
Exxon Mobil Corp.	3,634	317,285

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Integrated Oil & Gas–(continued)
Suncor Energy, Inc. (Canada)	38,070	$1,071,670
		1,388,955
Interactive Home Entertainment–3.48%
Electronic Arts, Inc.	69,532	8,045,548
Nintendo Co. Ltd. (Japan)	156,000	6,316,856
Take-Two Interactive Software, Inc.(b)	43,731	4,766,679
		19,129,083
Interactive Media & Services–5.48%
Alphabet, Inc., Class A(b)	273,793	26,188,301
Baidu, Inc., ADR (China)(b)	1,888	221,821
Kuaishou Technology (China)(b)(d)	442,400	2,850,677
Meta Platforms, Inc., Class A(b)	6,413	870,116
		30,130,915
Internet & Direct Marketing Retail–9.28%
Amazon.com, Inc.(b)	363,244	41,046,572
Farfetch Ltd., Class A (United Kingdom)(b)	282,500	2,104,625
JD.com, Inc., ADR (China)(c)	134,962	6,788,588
MercadoLibre, Inc. (Brazil)(b)	1,301	1,076,942
		51,016,727
Internet Services & Infrastructure–1.41%
Cloudflare, Inc., Class A(b)	18,236	1,008,633
MongoDB, Inc.(b)	16,215	3,219,650
Snowflake, Inc., Class A(b)(c)	20,803	3,535,678
		7,763,961
Life Sciences Tools & Services–1.61%
Danaher Corp.	17,117	4,421,150
Thermo Fisher Scientific, Inc.	8,762	4,443,999
		8,865,149
Managed Health Care–4.58%
Elevance Health, Inc.	2,488	1,130,149
Humana, Inc.	2,384	1,156,693
UnitedHealth Group, Inc.	45,327	22,891,948
		25,178,790
Movies & Entertainment–1.06%
Netflix, Inc.(b)	24,687	5,812,307
Oil & Gas Equipment & Services–1.56%
Schlumberger N.V.	238,156	8,549,800
Oil & Gas Exploration & Production–0.88%
Antero Resources Corp.(b)	63,174	1,928,702
ConocoPhillips	28,176	2,883,532
		4,812,234
Oil & Gas Refining & Marketing–0.04%
Marathon Petroleum Corp.	2,214	219,917
Other Diversified Financial Services–0.02%
Apollo Global Management, Inc.	2,163	100,580
Pharmaceuticals–3.86%
AstraZeneca PLC (United Kingdom)	7,883	866,894
Bayer AG (Germany)	352,649	16,274,020
Eli Lilly and Co.	12,658	4,092,964
		21,233,878
Shares		Value
Property & Casualty Insurance–1.03%
Chubb Ltd.	22,655	$4,120,491
Progressive Corp. (The)	13,307	1,546,407
		5,666,898
Semiconductor Equipment–0.88%
Applied Materials, Inc.	3,336	273,318
ASML Holding N.V., New York Shares (Netherlands)	4,599	1,910,195
Enphase Energy, Inc.(b)	9,539	2,646,786
		4,830,299
Semiconductors–3.80%
Advanced Micro Devices, Inc.(b)	37,064	2,348,375
Marvell Technology, Inc.(c)	23,022	987,874
Monolithic Power Systems, Inc.(c)	16,977	6,169,442
NVIDIA Corp.	67,528	8,197,224
QUALCOMM, Inc.	28,066	3,170,896
		20,873,811
Soft Drinks–1.08%
Monster Beverage Corp.(b)	68,328	5,941,803
Specialized REITs–0.53%
Crown Castle, Inc.	20,225	2,923,524
Systems Software–13.18%
Crowdstrike Holdings, Inc., Class A(b)	21,472	3,538,800
Microsoft Corp.	226,834	52,829,639
Palo Alto Networks, Inc.(b)	43,518	7,127,813
ServiceNow, Inc.(b)	23,670	8,938,029
		72,434,281
Technology Hardware, Storage & Peripherals–6.32%
Apple, Inc.	251,565	34,766,283
Trading Companies & Distributors–0.94%
Fastenal Co.	60,427	2,782,059
United Rentals, Inc.(b)	8,798	2,376,516
		5,158,575
Trucking–0.66%
Knight-Swift Transportation Holdings, Inc.(c)	60,748	2,972,399
Lyft, Inc., Class A(b)(c)	49,469	651,507
		3,623,906
Total Common Stocks & Other Equity Interests (Cost $431,398,004)		531,027,555
Money Market Funds–1.61%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(e)(f)	3,102,689	3,102,689
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(e)(f)	2,210,833	2,211,275
Invesco Treasury Portfolio, Institutional Class, 2.87%(e)(f)	3,545,930	3,545,930
Total Money Market Funds (Cost $8,859,664)		8,859,894
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.21% (Cost $440,257,668)		539,887,449
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.01%
Invesco Private Government Fund, 3.01%(e)(f)(g)	12,160,011	$12,160,011
Invesco Private Prime Fund, 3.11%(e)(f)(g)	31,872,094	31,872,094
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,033,466)		44,032,105
TOTAL INVESTMENTS IN SECURITIES–106.22% (Cost $484,291,134)		583,919,554
OTHER ASSETS LESS LIABILITIES—(6.22)%		(34,200,111)
NET ASSETS–100.00%		$549,719,443
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,868,097	$54,185,047	$(53,950,455)	$-	$-	$3,102,689	$15,563
Invesco Liquid Assets Portfolio, Institutional Class	2,048,569	38,703,605	(38,540,518)	231	(612)	2,211,275	15,175
Invesco Treasury Portfolio, Institutional Class	3,277,826	61,925,768	(61,657,664)	-	-	3,545,930	22,130
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,515,520	155,640,559	(149,996,068)	-	-	12,160,011	99,238*
Invesco Private Prime Fund	15,202,880	332,690,779	(316,020,323)	(1,361)	119	31,872,094	273,707*
Total	$29,912,892	$643,145,758	$(620,165,028)	$(1,130)	$(493)	$52,891,999	$425,813

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$494,644,625	$36,382,930	$—	$531,027,555
Money Market Funds	8,859,894	44,032,105	—	52,891,999
Total Investments	$503,504,519	$80,415,035	$—	$583,919,554
Invesco V.I. American Franchise Fund